Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Pro Forma Revenue and Earnings

	Actual		Supplemental pro forma
	Years Ended December 31,		Years Ended December 31,
	2016	2015	2016	2015
(in thousands, except per share data)
Revenue	$4,170,077	2,779,541	4,562,236	3,230,703
Net income attributable to TSYS common shareholders	$319,638	364,044	347,248	317,549
Basic EPS attributable to TSYS common shareholders	$1.74	1.98	1.89	1.73
Diluted EPS attributable to TSYS common shareholders	$1.73	1.97	1.88	1.72

TransFirst
Amounts of Assets Acquired and Liabilities Assumed Recognized

(in thousands)
Consideration
Cash	$2,351,400
Fair value of total consideration transferred	$2,351,400

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$5,907
Accounts receivable, net	62,313
Property, equipment and software	12,726
Identifiable intangible assets	814,131
Deferred tax asset	2,244
Other assets	7,509
Deferred tax liability	(224,654)
Other liabilities	(56,864)
Total identifiable net assets	623,312
Goodwill	1,728,088
Total identifiable assets acquired and liabilities assumed	$2,351,400

Estimated Fair Value of Identifiable Intangible Assets Acquired

(in millions)	Fair Value	Weighted Average Useful Life (in years)
Merchant relationships	$588.0	7.0
Channel partners	121.0	10.0
Current technology	72.0	5.0
Trade name	16.0	1.0
Covenants not-to-compete	15.0	3.0
Favorable lease	2.1	5.6
Total acquired identifiable intangible assets	$814.1	7.1